                                ----------------

                                       THE
                                    MILESTONE
                                      FUNDS
                                 ----------------

                               THE MILESTONE FUNDS
                         TREASURY OBLIGATIONS PORTFOLIO

                                     ADVISER
                       Milestone Capital Management, L.P.

                               ------------------
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2000

                                ----------------

                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TABLE OF CONTENTS

Letter to Our Shareholders........................       3

Portfolio of Investments..........................       4

Statement of Assets and Liabilities...............       6

Statement of Operations...........................       7

Statement of Changes in Net Assets................       8

Notes to Financial Statements.....................       9

Financial Highlights..............................      12

                                ----------------

                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
LETTER TO OUR SHAREHOLDERS
MAY 31, 2000

Dear Investors:

Disciplined liquidity management and technology-driven client solutions have been two of the prominent themes for The Milestone Funds during the first six months of our fiscal year. Throughout this period of economic transition and on-going technological advancement, the Milestone team has worked in partnership with our investors to anticipate changes in cash management needs, identify relative value investment opportunities, and respond to a full range of client service and systems-related assignments.

We are pleased to report that the Fund continues to be used more actively than ever before by both current and new investors. Total assets averaged $2.5 billion for the first two quarters, reflecting an 8% increase over prior year asset levels for the comparable period. Included in these figures are over 50 new investor accounts which have been opened fiscal year-to-date. In addition to asset stability and investor base growth, the Fund has maintained consistently competitive performance against all relevant money market fund benchmarks, while strictly adhering to the requirements of S&P, Moody's, and Fitch for AAA-rated funds.

Although Y2K proved to be a virtual non-event in terms of actual systems crises, Milestone actively worked with many of our investors in preparing for and managing emergency liquidity needs over the New Year. An extremely strong annualized economic growth rate of 6% during early 2000 prompted the Federal Reserve to tighten credit by 25 basis points in both February and March. April's CPI and PPI reports set off inflationary fears (sparked by higher oil prices), while the ECI report revealed tight labor markets and higher wages. Amid general market sentiment that it had potentially fallen behind the curve, the Federal Reserve responded with another tightening of 50 basis points in May, bringing the Fed Funds rate to 6.5%. The cumulative effect of these moves on economic growth appears to have been positive, as consumer spending and rate sensitive sectors such as housing, autos, and retail sales have slowed from earlier year levels. Looking ahead to the second half of this election year, the Federal Reserve is expected to closely assess the full impact of 175 basis points of tightening over the last 12 months.

Among the many client service assignments which we have completed for investors in the Fund over the last six months are: a comprehensive performance benchmarking and portfolio decision-making system for a major technology company; a complete internet transaction and cash tracking solution for an emerging growth company; a Bloomberg-based daily reporting system for a state treasury; and technologically integrated sweep platforms for the trust divisions of both regional and community-based banking companies. We welcome the opportunity to work with our clients on value-added service projects and invite you to contact our team directly to see how we can best be of service to you throughout the remainder of 2000 and beyond.

JANET TIEBOUT HANSON                  MARC H. PFEFFER                       MICHELLE TEITSCH
Chairman of the Board                 Co-CIO                                Senior Portfolio Manager
The Milestone Funds                   Milestone Capital Management          Milestone Capital Management
President, CEO and Co-CIO
Milestone Capital Management

                                ----------------


                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 31, 2000 (Unaudited)
($ in Thousands)
--------------------------------------------------------------------------------

                                                     PRINCIPAL                                         VALUE
                                                        AMOUNT    INTEREST RATE    MATURITY DATE     (NOTE 1)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 12.4%

U.S. TREASURY NOTES - 11.6%
                                                       $35,000            6.25%          8/31/00       $35,054
                                                        15,000            4.50%          9/30/00        14,953
                                                        35,000           6.125%          9/30/00        35,074
                                                        25,000            5.75%         10/31/00        24,992
                                                        75,000            5.00%          2/28/01        74,233
                                                        50,000           6.375%          3/31/01        50,025
                                                        25,000            5.00%          4/30/01        24,608
                                                        15,000            6.50%          5/31/01        14,957
                                                                                                  ------------
                                                                                                       273,896
                                                                                                  ------------
U.S. TREASURY BILL - 0.8%
                                                        20,000           5.725%          12/7/00        19,399
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $293,295)                                            293,295
--------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 87.9%

ABN AMRO, Inc., dated 5/31/00, repurchase price $110,019 (U.S. Treasury Notes: $112,137, 4.625%-6.75%,
11/30/00-5/15/07; aggregate market value $112,200)
                                                       110,000            6.37%           6/1/00       110,000

Barclays Capital, Inc., dated 5/31/00, repurchase price $110,019 (U.S. Treasury Bond: $109,716, 3.375%,
1/15/07; aggregate market value $112,200)
                                                       110,000            6.37%           6/1/00       110,000

Bear, Stearns & Co., Inc., dated 5/31/00, repurchase price $510,091 (U.S. Treasury Bills: $78,035,
8/17/00-2/01/01; U.S. Treasury Bonds: $21,735, 7.625%-11.625%, 11/15/02-2/15/07; U.S. Treasury Notes:
$421,559, 5.00%-8.00%, 8/15/00-2/15/07; aggregate market value $523,740)
                                                       510,000            6.39%           6/1/00       510,000

Chase Securities, Inc., dated 5/31/00, repurchase price $110,019 (U.S. Treasury Notes: $107,438,
5.875%-7.875%, 8/15/04-2/15/05; aggregate market value $112,205)
                                                       110,000            6.37%           6/1/00       110,000

Credit Suisse First Boston Corp., dated 5/31/00, repurchase price $50,009 (U.S. Treasury Bills: $51,586,
6/15/00-11/09/00; aggregate market value $51,118)
                                                        50,000            6.30%           6/1/00        50,000

Deutsche Bank Securities, Inc., dated 5/31/00, repurchase price $110,019 (U.S. Treasury Notes: $110,881,
5.50%-6.50%, 12/31/00-10/15/06; aggregate market value $112,200)
                                                       110,000            6.37%           6/1/00       110,000

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONT'D)
MAY 31, 2000 (Unaudited)
($ in Thousands)

--------------------------------------------------------------------------------------------------------------
                                                     PRINCIPAL                                           VALUE
                                                        AMOUNT    INTEREST RATE    MATURITY DATE     (NOTE 1)


--------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 87.9% (CONT'D)

Goldman Sachs & Co., dated 5/31/00, repurchase price $103,390 (U.S. Treasury Notes: $103,963, 5.125%-6.875%,
8/31/00-5/15/06; aggregate market value $105,439)
                                                       103,372            6.36%           6/1/00       103,372

Greenwich Capital Markets, Inc., dated 5/31/00, repurchase price $100,020 (U.S. Treasury Bonds: $13,216,
9.375%-13.125%, 5/15/01-2/15/06; U.S. Treasury Notes: $96,479, 4.00%-8.00%, 6/30/00-2/15/07; aggregate market value $112,201)
                                                       110,000            6.40%           6/1/00       110,000

Paribas Corp., Inc., dated 5/31/00, repurchase price $525,093 (U.S. Treasury Bond: $45,189, 3.375%, 1/15/07;
U.S. Treasury Notes: $489,487, 5.50%-6.875%, 8/31/01-5/15/06, market value $535,500)
                                                       525,000            6.40%           6/1/00       525,000

Salomon Smith Barney, Inc., dated 5/31/00, repurchase price $110,019 (U.S. Treasury Note: $121,020, 4.25%,
11/15/03; market value $112,257)
                                                       110,000            6.36%           6/1/00       110,000

SG Cowen Securities Corp., dated 5/31/00, repurchase price $100,016 (U.S. Treasury Bond: $137, 9.375%,
2/15/06; U.S. Treasury Notes: $111,262, 4.25%-6.50%, 7/31/00-11/15/03; market value $112,314)
                                                       110,000            6.35%           6/1/00       110,000

UBS Warburg LLC, dated 5/31/00, repurchase price $110,019 (U.S. Treasury Bonds: $17,911, 7.625%-13.75%,
8/15/04-2/15/07; U.S. Treasury Notes: $90,302, 4.875%-7.875%, 10/31/00-7/15/06; aggregate market value
$112,205)
                                                       110,000            6.36%           6/1/00       110,000
--------------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS (COST $2,068,372)                                                        2,068,372
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (COST $2,361,667)--100.3%                                                          2,361,667
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.3)%                                                          (7,924)

 -------------------------------------------------------------------------------------------------------------

NET ASSETS--100.0%                                                                                  $2,353,743
  -------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000 (Unaudited)

ASSETS:
  Investments, at amortized cost (note 1)                      $  293,295,282
  Repurchase agreements, at value and cost (note 1)             2,068,372,000
  Cash                                                                    692
  Interest receivable                                               3,173,520
  Deferred organization costs and prepaid expenses                     73,263
                                                               --------------
Total assets                                                    2,364,914,757
                                                               --------------
LIABILITIES:
  Advisory fee payable                                                165,589
  Shareholder Service fee payable- Investor Shares                     64,856
  Shareholder Service fee payable- Institutional Shares                51,688
  Shareholder Service fee payable- Financial Shares                    35,878
  Shareholder Service fee payable- Service Shares                       8,330
  Shareholder Service fee payable- Premium Shares                      12,042
  Distribution fee payable- Service Shares                                864
  Distribution fee payable- Premium Shares                              9,907
  Dividends payable                                                10,722,881
  Accrued expenses                                                     99,807
                                                               --------------
Total liabilities                                                  11,171,842
                                                               --------------
NET ASSETS                                                     $2,353,742,915
                                                               ==============
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $  330,927,110
  Institutional Shares                                            928,732,049
  Financial Shares                                                970,400,437
  Service Shares                                                   64,390,656
  Premium Shares                                                   59,292,663
                                                               --------------
NET ASSETS                                                     $2,353,742,915
                                                               ==============
SHARES OUTSTANDING
  Investor Shares                                                 330,928,070
                                                               ==============
  Institutional Shares                                            928,731,418
                                                               ==============
  Financial Shares                                                970,399,591
                                                               ==============
  Service Shares                                                   64,390,531
                                                               ==============
  Premium Shares                                                   59,292,606
                                                               ==============

NET ASSET VALUE PER SHARE                                               $1.00
                                                               ==============
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $2,353,742,915
                                                               ==============
NET ASSETS                                                     $2,353,742,915
                                                               ==============

See notes to financial statements.

                                ----------------

                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (Unaudited)

INVESTMENT INCOME:
  Interest                                                    $  70,395,283
                                                              -------------
EXPENSES (note 2):
  Advisory fees                                                   1,230,476
  Administration fees                                                52,521
  Shareholder Service fees:
     Investor Shares                                                409,562
     Institutional Shares                                           360,618
     Financial Shares                                               103,385
     Service Shares                                                  40,278
     Premium Shares                                                  79,401
  Distribution fees:
     Service Shares                                                   4,918
     Premium Shares                                                  67,283
  Custodian fees and expenses                                        97,855
  Transfer agent fees and expenses                                   68,522
  Publication expenses and rating service fees                       45,339
  Accounting service fees                                            30,163
  Cash management fees                                               27,892
  Legal fees                                                         21,230
  Reports to shareholders                                            20,773
  Insurance expense                                                  12,810
  Audit fees                                                         10,431
  Trustees' fees                                                      6,485
  Amortization of organization costs                                  2,478
  Other expenses                                                     19,066
                                                              -------------
Net expenses                                                      2,711,486
                                                              -------------
NET INVESTMENT INCOME                                            67,683,797
NET REALIZED GAIN ON INVESTMENTS                                     29,663
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  67,713,460
                                                              =============

See notes to financial statements.

                                ----------------

                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                        FOR THE SIX
                                        MONTHS ENDED         FOR THE YEAR
                                        MAY 31, 2000            ENDED
                                        (UNAUDITED)        NOVEMBER 30, 1999
                                      -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                $    67,683,797      $   111,250,483
  Net realized gain on investments              29,663               31,662
                                       ---------------      ---------------
    Net increase in net assets
      resulting from operations             67,713,460          111,282,145
                                       ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income--Investor
    Shares                                  (8,736,529)         (14,208,869)
  Net investment
    income--Institutional Shares           (29,740,062)         (64,901,816)
  Net investment income--Financial
    Shares                                 (26,725,643)         (26,644,144)
  Net investment income--Service
    Shares                                    (856,310)          (2,274,224)
  Net investment income--Premium
    Shares                                  (1,625,253)          (3,221,430)
  Net realized gain on
    investments--Investor Shares                (3,077)              (4,352)
  Net realized gain on
    investments--Institutional
    Shares                                     (13,691)             (18,836)
  Net realized gain on
    investments--Financial Shares              (11,196)              (7,100)
  Net realized gain on
    investments--Service Shares                   (201)                (429)
  Net realized gain on
    investments--Premium Shares                   (799)                (945)
                                       ---------------      ---------------
    Total distributions to
      shareholders                         (67,712,761)        (111,282,145)
                                       ---------------      ---------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST*:
  Sale of shares--Investor Shares          838,028,036        1,688,702,990
  Sale of shares--Institutional
    Shares                               2,771,185,805        7,809,424,119
  Sale of shares--Financial Shares       4,608,656,274        4,949,618,119
  Sale of shares--Service Shares            52,465,427          168,815,130
  Sale of shares--Premium Shares            39,170,248          141,659,128
  Reinvested dividends--Investor
    shares                                   3,112,751            6,276,557
  Reinvested
    dividends--Institutional Shares         15,381,207           43,482,802
  Reinvested dividends--Financial
    Shares                                  14,853,094           16,920,776
  Reinvested dividends--Service
    Shares                                      48,341              104,680
  Reinvested dividends--Premium
    Shares                                      12,285                6,289
  Cost of shares
    repurchased--Investor Shares          (853,993,767)      (1,772,286,339)
  Cost of shares
    repurchased--Institutional
    Shares                              (3,057,348,317)      (8,340,229,339)
  Cost of shares
    repurchased--Financial Shares       (4,253,057,981)      (4,681,146,718)
  Cost of shares
    repurchased--Service Shares            (28,039,811)        (238,995,904)
  Cost of shares
    repurchased--Premium Shares            (48,688,542)        (158,804,282)
                                       ---------------      ---------------
    Net increase (decrease) in net
      assets from shares of
      beneficial interest                  101,785,050         (366,451,992)
                                       ---------------      ---------------
  Total increase (decrease)                101,785,749         (366,451,992)
NET ASSETS:
  Beginning of year                      2,251,957,166        2,618,409,158
                                       ---------------      ---------------
  End of period                        $ 2,353,742,915      $ 2,251,957,166
                                       ===============      ===============

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000 (Unaudited)

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2000 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                                ----------------

                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 2000 (Unaudited)

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee at an annual rate equal to 0.25% of the average daily net assets of the Investor Shares, Service Shares and Premium Shares. For Institutional Shares, the Adviser receives from the Trust a fee at an annual rate up to 0.10% of the average daily net assets. For the six months ended May 31, 2000, the Adviser received a 0.05% shareholder service fee. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)
MAY 31, 2000 (Unaudited)

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust of Underwriter. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2000, there were no unreimbursed expenses. For the six months ended May 31, 2000, the Portfolio incurred 0.05% and 0.20% of these distribution expenses for the Service and the Premium Shares.

Effective December 7, 1998, Unified Fund Services, Inc. became the Trust's transfer agent and dividend disbursing agent, replacing Countrywide Fund Services, Inc. Effective December 7, 1998, Unified Management Corporation became the Trust's Underwriter of the Portfolio's shares, replacing CW Fund Distributors, Inc., pursuant to an Underwriting Agreement with the Trust and serving under the same terms and conditions as the previous underwriter. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                           INVESTOR
                                                                            SHARES
                                          --------------------------------------------------------------------------
                                          FOR SIX MONTHS
                                            ENDED          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                           MAY 31,           ENDED          ENDED          ENDED          ENDED
                                             2000          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                          (UNAUDITED)        1999           1998           1997           1996
                                          --------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                    $1.00           $1.00          $1.00          $1.00          $1.00
                                              ------          ------         ------         ------         ------
Net investment income                          0.027           0.046          0.051          0.051          0.050
Dividends from net                            (0.027)         (0.046)        (0.051)        (0.051)        (0.050)
  investment income                           ------          ------         ------         ------         ------
Ending net asset value per share               $1.00           $1.00          $1.00          $1.00          $1.00
                                              ======          ======         ======         ======         ======
TOTAL RETURN                                    5.15%(a)        4.69%          5.23%          5.23%          5.11%
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses(b)                                   0.40%(a)        0.40%          0.40%          0.41%          0.45%
  Net investment income                         5.34%(a)        4.60%          5.08%          5.13%          4.99%

Net assets at the end of
  the period (000's omitted)                  $330,927        $343,781       $421,088       $385,229       $ 82,915

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.00%, 0.00%, and 0.01%, for each of the respective periods presented.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                        INSTITUTIONAL
                                                                           SHARES
                                         ---------------------------------------------------------------------------
                                         FOR SIX MONTHS
                                            ENDED          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                           MAY 31,           ENDED          ENDED          ENDED          ENDED
                                             2000          NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                         (UNAUDITED)          1999           1998          1997           1996
                                         ---------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                                     $1.00           $1.00          $1.00         $1.00          $1.00
                                            ---------        --------       --------        ------         ------
Net investment income                           0.028           0.048          0.053         0.053          0.052
Dividends from net                             (0.028)         (0.048)        (0.053)       (0.053)        (0.052)
                                            ---------        --------       --------        ------         ------
Ending net asset value per
  share                                         $1.00           $1.00          $1.00         $1.00          $1.00
                                            =========        ========       ========        ======         ======
TOTAL RETURN                                     5.36%(a)        4.91%          5.45%         5.46%          5.37%
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses(b)                                    0.20%(a)        0.20%          0.20%         0.20%          0.20%
  Net investment income                          5.51%(a)        4.79%          5.30%         5.32%          5.21%

Net assets at the end of
  the period (000's omitted)                   $928,732      $1,199,513     $1,686,835    $1,183,905       $897,173

(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.01%, 0.01%, and 0.02%, for each of the respective periods presented.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                     FINANCIAL
                                                                       SHARES
                                  --------------------------------------------------------------------------------
                                  FOR SIX MONTHS                                                 FOR THE PERIOD
                                      ENDED            FOR THE YEAR         FOR THE YEAR         MARCH 13, 1997*
                                  MAY 31, 2000             ENDED               ENDED               THROUGH
                                   (UNAUDITED)         NOVEMBER 30, 1999    NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                  -----------------    -----------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
  FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD
Beginning net asset value per
  share                                   $1.00                $1.00               $1.00                $1.00
                                      ---------            ---------             -------              -------
Net investment income                     0.028                0.049               0.054                0.038
Dividends from net investment
  income                                 (0.028)              (0.049)             (0.054)              (0.038)
                                      ---------            ---------             -------              -------
Ending net asset value per
  share                                   $1.00                $1.00               $1.00                $1.00
                                      =========            =========             =======              =======
TOTAL RETURN                               5.42%(a)             4.97%               5.50%                5.52%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses(b)                              0.15%(a)             0.14%               0.15%                0.14%(a)
  Net investment income                    5.58%(a)             4.90%               5.28%                5.45%(a)
Net assets at the end of the
  period (000's omitted)                 $970,400             $599,948            $314,556              $90,465

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.00%, 0.00% and 0.00%, for each of the respective periods presented.

 *  Commencement of operations.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                      SERVICE
                                                                       SHARES
                                  --------------------------------------------------------------------------------
                                  FOR SIX MONTHS                                                 FOR THE PERIOD
                                      ENDED            FOR THE YEAR         FOR THE YEAR         MAY 2, 1997*
                                  MAY 31, 2000             ENDED               ENDED                THROUGH
                                   (UNAUDITED)         NOVEMBER 30, 1999    NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                  -----------------    -----------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
  FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD
Beginning net asset value per
  share                                   $1.00                $1.00               $1.00                 $1.00
                                      ---------            ---------             -------             ---------
Net investment income                     0.026                0.046               0.051                 0.030
Dividends from net investment
  income                                 (0.026)              (0.046)             (0.051)               (0.030)
Ending net asset value per
  share                                   $1.00                $1.00               $1.00                 $1.00
                                      =========            =========             =======             =========
TOTAL RETURN                               5.10%(a)             4.65%               5.19%                 5.21%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses                                 0.45%(a)             0.45%               0.45%                 0.45%(a)
  Net investment income                    5.32%(a)             4.50%               5.07%                 5.15%(a)
Net assets at the end of the
  period (000's omitted)                  $64,391              $39,917            $109,993              $242,068

(a) Annualized
*   Commencement of operations.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------

TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                      PREMIUM
                                                                       SHARES
                                  --------------------------------------------------------------------------------
                                  FOR SIX MONTHS                                                 FOR THE PERIOD
                                      ENDED            FOR THE YEAR         FOR THE YEAR         MAY 20, 1997*
                                  MAY 31, 2000             ENDED               ENDED               THROUGH
                                   (UNAUDITED)         NOVEMBER 30, 1999    NOVEMBER 30, 1998    NOVEMBER 30, 1997
                                  -----------------    -----------------    -----------------    -----------------
PER SHARE OPERATING PERFORMANCE
  FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD
Beginning net asset value per
  share                                   $1.00                $1.00               $1.00                $1.00
                                      ---------            ---------             -------              -------
Net investment income                     0.026                0.044               0.049                0.027
Dividends from net investment
  income                                 (0.026)              (0.044)             (0.049)              (0.027)
                                      ---------            ---------             -------              -------
Ending net asset value per
  share                                   $1.00                $1.00               $1.00                $1.00
                                      =========            =========             =======              =======
TOTAL RETURN                               4.94%(a)             4.49%               5.03%                5.06%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses                                 0.60%(a)             0.60%               0.60%                0.60%(a)
  Net investment income                    5.12%(a)             4.40%               4.92%                5.01%(a)
Net assets at the end of the
  period (000's omitted)                  $59,293              $68,799             $85,937              $84,239

(a) Annualized
*   Commencement of operations.

See notes to financial statements.

                                ----------------
                                       THE
                                    MILESTONE
                                      FUNDS
                                ----------------




                                     Adviser
    -------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701

                          Underwriter / Transfer Agent
    -------------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806
                                  800-363-7660

                                 Primary Dealer
    -------------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167

                            Administrator / Custodian
    -------------------------------------------------------------------------
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                                  Legal Counsel
    -------------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                              Independent Auditors
    -------------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434

                   This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                               The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE